March 31, 2010




VIA EDGAR
U.S. Securities and Exchange Commission
Division of Corporation Finance
600 North Capital Street, N.W.
Washington, D.C. 20549

                        RE:  Southwest Georgia Financial
                             Corporation
                             Form 10-K
                             (File No. 1-12053)

Gentlemen:

Enclosed for filing herewith via electronic transmission is Southwest Georgia Financial Corporation's Form 10-K as of
December 31, 2009.



Sincerely,

/s/ George R. Kirkland

George R. Kirkland
Senior Vice President and Treasurer